SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

	September 30, 2024 (UNAUDITED)	December 31, 2023 (UNAUDITED)

Prepaid Expenses	$235,820	$236,098
Advances to Suppliers	115,827	115,827
Tender Deposits	196,665	83,656
Other Current Assets	$548,312	$435,581

SCHEDULE OF ACCOUNTS AND OTHER PAYABLES

	September 30, 2024 (UNAUDITED)	December 31, 2023 (UNAUDITED)

Accounts Payable	$1,985,221	$179,949
Accrued Expenses	666,049	900,928
Deferred Revenue, Customer Deposits, & Taxes Payable	50,157	29,210
Accounts and Other Payables Total	$2,701,427	$1,110,087

SCHEDULE OF NET REVENUE AND NET ASSETS (LIABILITIES) FOR OTHER SIGNIFICANT GEOGRAPHIC REGIONS

	Net Revenue for the nine months ended September 30, 2024 (UNAUDITED)	Net Revenue for the nine months ended September 30, 2023 (UNAUDITED)
United States	$629,028	$799,356
Republic of China (Taiwan)	$3,649,955	$4,670,337